Certain risks and concentration - Summarized customers with greater than 10 percent of the account receivables (Details) - Credit and concentration risk	12 Months Ended
Dec. 31, 2024
Contract assets | Customer A
Certain risks and concentration
Concentration risk (as on percentage)	60.00%
Contract assets | Customer B
Certain risks and concentration
Concentration risk (as on percentage)	39.00%
Revenue | Customer A
Certain risks and concentration
Concentration risk (as on percentage)	12.00%